BORROWINGS - Schedule of Short-term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Short-term Debt [Line Items]
Federal funds purchased and securities sold under agreements to repurchase	$ 99,431	$ 59,842	$ 37,430
Debt Instrument, Interest Rate, Effective Percentage	0.10%	0.20%	0.19%
Short-term debt, rate (as a percent)	0.17%	0.20%	0.54%
Short-term debt, average for the year	96,060	47,531	244,013
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term debt, amount	99,431	59,842	37,430
Debt Instrument, Interest Rate, Effective Percentage	0.10%	0.20%	0.19%
Short-term debt, rate (as a percent)	0.17%	0.20%	0.25%
Short-term debt, average for the year	96,060	47,531	99,865
Short-term debt, maximum month-end balances	105,291	64,995	240,557
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term debt, amount	0	0	0
Short-term debt, rate (as a percent)			0.37%
Short-term debt, average for the year	0	0	114,636
Short-term debt, maximum month-end balances	0	0	250,000
Other Short Term Borrowings [Member]
Short-term Debt [Line Items]
Short-term debt, amount	0	0	0
Short-term debt, rate (as a percent)			2.20%
Short-term debt, average for the year	0	0	29,512
Short-term debt, maximum month-end balances	$ 0	$ 0	$ 58,000